Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC rules, we are providing the following disclosures regarding the relationship between executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officer (“Non-PEO NEO”) and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with company performance, see the section entitled “Compensation Discussion and Analysis” above.

					Value of Initial Fixed
			Summary		$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income
Year	for PEO (1)	to PEO (1)(2)	NEOs	NEOs	Return (3)	Return (4)	(in Thousands)
2024	$2,752,423	$3,009,980	$2,176,223	$2,408,124	$0.45	$-	$(1,306)
2023	2,846,040	3,116,674	2,277,886	2,446,883	$0.32	$-	(3,983)
2022	3,168,569	2,818,278	2,482,545	2,213,852	$0.46	$-	(19,823)

(1)	Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2)	See adjustment below.
(3)	Total Shareholder Return assumes $100 invested at December 31, 2021 and represents the value of such investment as of December 31, 2022, 2023, and 2024, respectively.

PEO Total Compensation Amount	$ 2,752,423	$ 2,846,040	$ 3,168,569
PEO Actually Paid Compensation Amount	$ 3,009,980	3,116,674	2,818,278
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Compensation Actually Paid, as presented above, represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v)(2)(iii) of Regulation S-K and may not reflect compensation actually earned, realized or received by the NEOs.

	2024
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$-	$-
Fair value as of vesting date of awards granted and vested during the year	110,000	102,500
Increase for fair value at year end of awards granted during year that remain unvested as of year end	99,281	92,504
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(10,666)	(8,127)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(896)	(678)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	-	-
Increase for dividends paid during the year prior to vesting date of award	59,838	45,702
Total Adjustments	$257,557	$231,901

	2023
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(220,000)	$(205,000)
Fair value as of vesting date of awards granted and vested during the year	307,811	234,572
Increase for fair value at year end of awards granted during year that remain unvested as of year end	203,844	155,341
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(14,989)	(11,421)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(7,647)	(5,829)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(58,223)	(44,368)
Increase for dividends paid during the year prior to vesting date of award	59,838	45,702
Total Adjustments	$270,635	$168,998

	2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(615,621)	$(469,143)
Fair value as of vesting date of awards granted and vested during the year	256,037	195,117
Increase for fair value at year end of awards granted during year that remain unvested as of year end	117,359	89,429
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(65,244)	(49,716)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(42,965)	(32,743)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(55,440)	(42,255)
Increase for dividends paid during the year prior to vesting date of award	55,583	40,618
Total Adjustments	$(350,291)	$(268,693)

Non-PEO NEO Average Total Compensation Amount	$ 2,176,223	2,277,886	2,482,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,408,124	2,446,883	2,213,852
Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to our PEO and Non-PEO NEO and the Company's total shareholder return on a cumulative basis assuming investment of $100 on December 31, 2021:

19

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid to Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and Non-PEO NEO and the Company's net income on an annual basis:

Total Shareholder Return Amount	$ 0.45	0.32	0.46
Peer Group Total Shareholder Return Amount	0	0	0
Net Income (Loss)	(1,306,000)	(3,983,000)	(19,823,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,557	270,635	(350,291)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,000	307,811	256,037
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(220,000)	(615,621)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,281	203,844	117,359
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,666)	(14,989)	(65,244)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(896)	(7,647)	(42,965)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(58,223)	(55,440)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,838	59,838	55,583
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,901	168,998	(268,693)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,500	234,572	195,117
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(205,000)	(469,143)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,504	155,341	89,429
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,127)	(11,421)	(49,716)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(678)	(5,829)	(32,743)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,368)	(42,255)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,702	$ 45,702	$ 40,618